UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      May 12, 2008
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                       97
                                                  -----------------------

Form 13F Information Table Value Total:              $ 148,584 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      COM            002824100    1,101      19,971   SH           SOLE                                   19,971
Amgen                    COM            031162100    1,689      40,435   SH           SOLE                                   40,435
Analog Devices, Inc.     COM            032654105      592      20,050   SH           SOLE                                   20,050
Anheuser Bush            COM            035229103    1,941      40,899   SH           SOLE                                   40,899
Applied Materials, Inc.  COM            038222105    1,126      57,725   SH           SOLE                                   57,725
Automatic Data
  Processing             COM            053015103    4,475     105,575   SH           SOLE                                  105,575
BB&T                     COM            054937107    1,312      40,930   SH           SOLE                                   40,930
British Petrol'm         Sponsored ADR  055622104      905      14,928   SH           SOLE                                   14,928
BankAmerica Corp.        COM            060505104    1,431      37,756   SH           SOLE                                   37,756
Best Buy                 COM            086516101    1,055      25,457   SH           SOLE                                   25,457
Boston Scientific        COM            101137107      503      39,050   SH           SOLE                                   39,050
Bristol-Meyers Squibb    COM            110122108      269      12,652   SH           SOLE                                   12,652
Cabela's                 COM            126804301    1,615     114,040   SH           SOLE                                  114,040
Caterpillar              COM            149123101    1,404      17,935   SH           SOLE                                   17,935
Chico's                  COM            168615102      325      45,775   SH           SOLE                                   45,775
Chubb Corp               COM            171232101      881      17,800   SH           SOLE                                   17,800
Circuit City             COM            172737108      358      89,950   SH           SOLE                                   89,950
Citigroup                COM            172967101      616      28,739   SH           SOLE                                   28,739
Coca-Cola                COM            191216100    4,390      72,127   SH           SOLE                                   72,127
Con Edison               COM            209115104      590      14,850   SH           SOLE                                   14,850
Diebold                  COM            253651103    1,437      38,275   SH           SOLE                                   38,275
Walt Disney Company      COM            254687106    1,345      42,858   SH           SOLE                                   42,858
EMC Corp. Mass           COM            268648102    3,221     224,607   SH           SOLE                                  224,607
Electronics for Imaging  COM            286082102    1,070      71,730   SH           SOLE                                   71,730
Expeditors Intl Wash     COM            302130109    1,182      26,168   SH           SOLE                                   26,168
Family Dollar Stores     COM            307000109      464      23,800   SH           SOLE                                   23,800
Fred's Inc.              Cl A           356108100      820      79,985   SH           SOLE                                   79,985
General Electric         COM            369604103    7,766     209,826   SH           SOLE                                  209,826
Helmerich & Payne        COM            423452101      590      12,592   SH           SOLE                                   12,592
Hershey Foods            COM            427866108      778      20,660   SH           SOLE                                   20,660
Hewlett Packard          COM            428236103    1,289      28,239   SH           SOLE                                   28,239
Home Depot               COM            437076102    2,591      92,624   SH           SOLE                                   92,624
Honeywell                COM            438516106    1,069      18,950   SH           SOLE                                   18,950
Intel                    COM            458140100    3,618     170,826   SH           SOLE                                  170,826
International Business
  Machine                COM            459200101    2,076      18,027   SH           SOLE                                   18,027
Intuit Inc               COM            461202103      834      30,890   SH           SOLE                                   30,890
Johnson and Johnson      COM            478160104    3,899      60,104   SH           SOLE                                   60,104
Lexmark International    COM            529771107      598      19,480   SH           SOLE                                   19,480
Eli Lilly                COM            532457108      752      14,580   SH           SOLE                                   14,580
Lowes                    COM            548661107      987      43,005   SH           SOLE                                   43,005
McDonald's Co.           COM            580135101    1,072      19,230   SH           SOLE                                   19,230
Medtronics               COM            585055106    1,174      24,263   SH           SOLE                                   24,263
Merck & Company Inc      COM            589331107      944      24,869   SH           SOLE                                   24,869
Microsoft                COM            594918104    4,803     169,222   SH           SOLE                                  169,222
Motorola Inc.            COM            620076109      467      50,174   SH           SOLE                                   50,174
Mylan Labs               COM            628530107      689      59,425   SH           SOLE                                   59,425
New York Times           Cl A           650111107      411      21,775   SH           SOLE                                   21,775
Newell Rubbermaid        COM            651229106      242      10,577   SH           SOLE                                   10,577
Nokia                    COM            654902204    1,891      59,415   SH           SOLE                                   59,415
Paychex, Inc.            COM            704326107    1,062      30,990   SH           SOLE                                   30,990
Pfizer Incorporated      COM            717081103    2,624     125,354   SH           SOLE                                  125,354
Proctor Gamble           COM            742718109    2,639      37,668   SH           SOLE                                   37,668
QLogic                   COM            747277101      226      14,700   SH           SOLE                                   14,700
Rackable Systems         COM            750077109      240      26,300   SH           SOLE                                   26,300
Ruddick Corp.            COM            781258108      387      10,500   SH           SOLE                                   10,500
SAP Aktiengesell         Sponsored ADR  803054204      622      12,540   SH           SOLE                                    12540
Schlumberger Ltd         COM            806857108    1,316      15,126   SH           SOLE                                   15,126
Charles Schwab Corp.     COM            808513105      551      29,265   SH           SOLE                                   29,265
Southern Co.             COM            842587107      553      15,525   SH           SOLE                                   15,525
Spectra Energy           COM            847560109      535      23,516   SH           SOLE                                   23,516
Stein Mart Inc           COM            858375108      939     167,150   SH           SOLE                                  167,150
Sun Microsystems         COM            866810104      324      20,840   SH           SOLE                                   20,840
Symantec                 COM            871503108      788      47,429   SH           SOLE                                   47,429
Texas Instruments Inc    COM            882508104      433      15,300   SH           SOLE                                   15,300
Toyota                   Sp ADR Rep2Com 892331307    1,874      18,570   SH           SOLE                                   18,570
United Parcel Services   COM            911312106    2,470      33,828   SH           SOLE                                   33,828
Wachovia Bank & Trust    COM            929903102    1,353      50,114   SH           SOLE                                   50,114
Wal-Mart Stores          COM            931142103    8,249     156,590   SH           SOLE                                  156,590
Whole Foods Market Inc   COM            966837106    2,540      77,050   SH           SOLE                                   77,050
YRC Worldwide Inc        COM            984249102      262      19,975   SH           SOLE                                   19,975
American Eagle
  Outfitters             COM            02553E106      841      48,025   SH           SOLE                                   48,025
Travelers Companies      COM            89417E109      918      19,181   SH           SOLE                                   19,181
Meredith Corporation     COM            589433101      729      19,050   SH           SOLE                                   19,050
Robert Half              COM            770323103      495      19,240   SH           SOLE                                    19240
AT&T Corp                COM            00206R102      709      18,517   SH           SOLE                                   18,517
Adobe Systems Inc.       COM            00724F101    1,188      33,388   SH           SOLE                                   33,388
Broadridge Fin'l         COM            11133T103      232      13,197   SH           SOLE                                   13,197
Cardinal Health          COM            14149Y108      663      12,625   SH           SOLE                                   12,625
Cisco Systems            COM            17275R102    5,006     207,788   SH           SOLE                                  207,788
Comcast                  COM            20030N101      249      12,881   SH           SOLE                                   12,881
Costco Inc.              COM            22160K105    7,710     118,675   SH           SOLE                                  118,675
Dell, Inc.               COM            24702R101    1,626      81,605   SH           SOLE                                   81,605
Duke Power               COM            26441C105    1,035      57,968   SH           SOLE                                   57,968
Exxon Mobil Corp.        COM            30231G102   10,099     119,406   SH           SOLE                                  119,406
GlaxoSmithKline          Sponsored ADR  37733W105      720      16,960   SH           SOLE                                   16,960
JP Morgan Chase          COM            46625H100    1,312      30,549   SH           SOLE                                   30,549
Kraft Foods Inc          COM            50075N104      455      14,671   SH           SOLE                                   14,671
Network Appliance Inc    COM            64120L104      448      22,335   SH           SOLE                                   22,335
Novartis AG              Sponsored ADR  66987V109      564      11,000   SH           SOLE                                   11,000
NVIDIA Corp.             COM            67066G104      213      10,775   SH           SOLE                                   10,775
Oracle Systems           COM            68389X105    2,184     111,654   SH           SOLE                                  111,654
Penske Auto Group Inc    COM            70959W103      971      49,900   SH           SOLE                                   49,900
3M Company               COM            88579Y101      859      10,854   SH           SOLE                                   10,854
Tibco Software           COM            88632Q103      979     137,175   SH           SOLE                                  137,175
United Health Care Corp  COM            91324P102    1,135      33,039   SH           SOLE                                   33,039
Varian Medical           COM            92220P105    2,221      47,425   SH           SOLE                                   47,425
Checkpoint Software      ORD            M22465104      379      16,900   SH           SOLE                                   16,900